                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-04760

                             SCUDDER ADVISOR FUNDS
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       06/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

NY Tax Free Money Fund Investment
Tax Free Money Fund Investment
Semiannual Report
to Shareholders
June 30, 2005

Contents

3	Information About Each Fund’s Expenses
6	Portfolio Summary
7	Investment Portfolios
17	Financial Statements
21	Financial Highlights
23	Notes to Financial Statements
27	Account Management Resources
28	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds’ objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please read each fund’s prospectus for specific details regarding its risk profile.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

2   Investment Funds

Information About Each Fund’s Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended June 30, 2005.

The tables illustrate each Fund’s expenses in two ways:

■	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

■	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Investment Funds    3

NY Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005
Actual Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,007.30

Expenses Paid per $1,000*	$3.73

Hypothetical 5% Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,021.08

Expenses Paid per $1,000*	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio

NY Tax Free Money Fund Investment	0.75%

For more information, please refer to the Fund’s prospectus.

4   Investment Funds

Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005
Actual Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,007.30

Expenses Paid per $1,000*	$3.73

Hypothetical 5% Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,021.08

Expenses Paid per $1,000*	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio

Tax Free Money Fund Investment	0.75%

For more information, please refer to the Fund’s prospectus.

Investment Funds    5

Portfolio Summary

NY Tax Free Money Fund Investment

Asset Allocation	6/30/05	12/31/04

Municipal Investments	100%	100%

Weighted Average Maturity

NY Tax Free Money Fund Investment	31 days	9 days
iMoneyNet State Specific Retail Money Funds Average**	23 days	31 days

**	Category consists of only retail state tax-free and municipal money market funds.

Asset allocation is subject to change. For more complete details about the Fund’s holdings, see page 7. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month.

Tax Free Money Fund Investment

Asset Allocation	6/30/05	12/31/04

Municipal Investments	100%	100%

Weighted Average Maturity

Tax Free Money Fund Investment	26 days	28 days
iMoneyNet National Retail Tax Free Money Funds Average*	24 days	34 days

*	Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months & less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.

Asset allocation is subject to change. For more complete details about the Fund’s holdings, see page 11. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

6   Investment Funds

Investment Portfolios	as of June 30, 2005 (Unaudited)

	Principal
NY Tax Free Money Fund Investment	Amount ($)	Value ($)

Municipal Bonds and Notes 103.4%
New York 99.5%
Albany, NY, Industrial Development Agency, Civic Facilities Revenue, University of Albany Foundation, Series A, 2.32%*, 11/1/2032 (b)	285,000	285,000
Erie County, NY, Industrial Development Agency, Civic Facilities Revenue, Subordinate Adult Services, 2.37%*, 6/1/2022, KeyBank NA (c)	4,020,000	4,020,000
Islip, NY, Union Free School District 002, Tax Anticipation Notes, 3.5%, 6/29/2006	3,250,000	3,274,895
Long Beach, NY, Public Improvement, Series A, 3.0%, 7/15/2005 (b)	1,470,000	1,470,508
Long Island, NY, Power Authority, Electric System Revenue:
Series 2A, 2.2%*, 5/1/2033, WestLB AG (c)	1,000,000	1,000,000
Series D, 2.23%*, 12/1/2029 (b)	1,500,000	1,500,000
2.68%, 8/5/2005	3,000,000	3,000,000
Nassau, NY, Health Care Corp., Revenue Bond, Series 2004-C2, 2.46%*, 8/1/2029 (b)	1,350,000	1,350,000
New York, Jay Street Development Corp., Centers Facilities Lease Revenue, Series A-1, 2.24%*, 5/1/2022, Depfa Bank PLC (c)	2,000,000	2,000,000
New York, Jay Street Development Corp., Centers Facility Lease Revenue, Series A-2, 2.23%*, 5/1/2022, Depfa Bank PLC (c)	3,000,000	3,000,000
New York, Metropolitan Transportation Authority Revenue:
Series 848-D, 144A, 2.3%*, 11/15/2021 (b)	2,500,000	2,500,000
Series PA-1083, 144A, 2.31%*, 5/15/2010 (b)	1,450,000	1,450,000
Series 1040, 144A, 2.31%*, 11/15/2020 (b)	1,100,000	1,100,000
Series G-1, 2.5%*, 11/1/2026 (b)	400,000	400,000
New York, State Dormitory Authority Revenue:
Series B09, 144A, 2.31%*, 3/15/2023 (b)	350,000	350,000
Series 1997, 2.5%, 9/8/2005	1,685,000	1,685,000
Series 1997, 2.59%, 9/9/2005	500,000	500,000
Series A-09, 144A, 2.78%*, 5/15/2031 (b)	2,000,000	2,000,000
New York, State Dormitory Authority Revenue, Columbia University, Series A-1, 3.0%, 7/1/2005	2,800,000	2,800,000
New York, State Dormitory Authority Revenue, Cornell University:
Series A, 2.18%*, 7/1/2029	1,455,000	1,455,000
Series B, 2.18%*, 7/1/2030	1,370,000	1,370,000
Series B, 2.26%*, 7/1/2025	800,000	800,000
New York, State Dormitory Authority Revenue, Mental Health Services:
Series D-2A, 2.25%*, 2/15/2031 (b)	900,000	900,000
Series D-2B, 2.26%*, 2/15/2031 (b)	2,000,000	2,000,000
New York, State Environment, Series 1997-A, 2.6%, 9/7/2005	2,700,000	2,700,000
New York, State General Obligation, Series B, 1.58%*, 3/15/2030, Dexia Credit Local France (c)	870,000	870,000

The accompanying notes are an integral part of the financial statements.

Investment Funds    7

	Principal
NY Tax Free Money Fund Investment	Amount ($)	Value ($)

New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 2.27%*, 11/1/2036, Bank of New York (c)	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, Normandie Court I Project, 2.2%*, 5/15/2015, Landesbank Hessen-Thuringen (c)	350,000	350,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 2.23%*, 3/15/2026, State Street Bank & Trust Co. (c)	1,600,000	1,600,000
New York, State Local Government Assistance Corp.:
Series A-BV, 2.16%*, 4/1/2021 (b)	1,190,000	1,190,000
Series F, 2.18%*, 4/1/2025, Societe Generale (c)	1,300,000	1,300,000
Series 3-V, 2.31%*, 4/1/2024 (b)	700,000	700,000
New York, State Power Authority Revenue & General Purpose, 2.15%, 3/1/2016	1,000,000	1,000,000
New York, Tobacco Settlement Financing Corp.:
Series R-2003, 144A, 2.32%*, 6/1/2021 (b)	1,975,000	1,975,000
Series R-6500, 144A, 2.32%*, 6/1/2021 (b)	2,245,000	2,245,000
New York City, NY, Housing Development Corp., Mortgage Revenue, Multi-Family Columbus Apartments, Series A, 2.2%*, 3/15/2025	1,000,000	1,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 2.35%*, 4/1/2032, Allied Irish Bank PLC (c)	1,505,000	1,505,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Peninsula Hospital Center Project, 2.36%*, 12/1/2013, JPMorgan Chase Bank (c)	830,000	830,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series PT-2114, 144A, 2.31%*, 12/15/2011	600,000	600,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Fiscal 2003, Series C-2, 2.22%*, 6/15/2018	1,950,000	1,950,000
New York City, NY, Transitional Finance Authority Revenue, Series A-40, 144A, 2.31%*, 11/1/2026 (b)	975,000	975,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 2.35%*, 11/15/2022	45,000	45,000
Series A, 2.35%*, 2/15/2030	745,000	745,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery:
Series 3G, 2.18%*, 11/1/2022	1,215,000	1,215,000
Series 3C, 2.23%*, 11/1/2022	200,000	200,000
Series 3F, 2.26%*, 11/1/2022	300,000	300,000
Series 1B, 2.35%*, 11/1/2022	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority, Star Certificate:
Series 2003-7, 144A, 2.31%*, 2/1/2009	3,425,000	3,425,000
New York City, NY, Trust For Cultural Resources Revenue, Asia Society, 2.19%*, 4/1/2030, The Chase Manhattan Bank (c)	875,000	875,000

The accompanying notes are an integral part of the financial statements.

8   Investment Funds

	Principal
NY Tax Free Money Fund Investment	Amount ($)	Value ($)

New York City, NY, Trust For Cultural Resources Revenue, Museum of Broadcasting, 2.2%*, 5/1/2014, KBC Bank NV (c)	710,000	710,000
New York, NY, General Obligation, Series H-6, 2.2%*, 3/1/2034, Fleet National Bank (c)	600,000	600,000
New York, NY, State General Obligation:
Series H-1, 2.17%*, 3/1/2034, Bank of New York (c)	400,000	400,000
Series A-6, 2.22%*, 8/1/2031, Landesbank Baden-Wurttemberg (c)	1,800,000	1,800,000
Series A-3, 2.23%*, 8/1/2031, BNP Paribas (c)	1,465,000	1,465,000
Series H-4, 2.3%*, 8/1/2015 (b)	900,000	900,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A, 2.23%*, 1/1/2031 (b)	305,000	305,000
Series B-13, 144A, 2.31%*, 11/15/2021 (b)	2,080,000	2,080,000
Series R-2013, 144A, 2.31%*, 11/15/2021 (b)	300,000	300,000
Oneida Indian Nation, NY, County General Obligation, Revenue Bond, 2.28%*, 10/1/2032, Bank of America NA (c)	2,245,000	2,245,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 2.37%*, 11/1/2025, HSBC Bank PLC (c)	3,700,000	3,700,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 2.35%*, 3/1/2025, Wilber National Bank (c)	1,435,000	1,435,000
Schenectady County, NY, Industrial Development Agency, Civic Facilities Revenue, Sunnyview, Series B, 2.32%*, 8/1/2033, KeyBank NA (c)	2,390,000	2,390,000
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 144A, 2.37%*, 2/1/2021, KeyBank NA (c)	210,000	210,000
Yonkers, NY, Industrial Development Agency, Civic Facilities Revenue, 2.35%*, 7/1/2021, Bank of New York (c)	1,000,000	1,000,000

		90,345,403

Multi-State 2.9%
ABN AMRO Munitops, Certificates Trust, Series 2000-17, 144A, 2.29%*, 10/1/2008	2,650,000	2,650,000

Puerto Rico 1.0%
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 2.3%*, 7/1/2020 (b)	875,000	875,000

The accompanying notes are an integral part of the financial statements.

Investment Funds    9

	% of
	Net Assets	Value ($)

Total Investment Portfolio
(Cost $93,870,403) (a)	103.4	93,870,403
Other Assets and Liabilities, Net	(3.4)	(3,049,399)

Net Assets	100.0	90,821,004

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2005.

(a)	The cost for federal income tax purposes was $93,870,403.

(b)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio

Ambac Financial Group	8.6

Financial Guaranty Insurance Company	6.2

Financial Security Assurance Inc.	8.6

MBIA Corporation	5.2

(c)	Security incorporates a letter of credit or line of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

10   Investment Funds

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Municipal Bonds and Notes 103.7%
California 2.9%
California, Community College Financing Authority, Series A, 4.0%, 6/30/2006 (b)	1,000,000	1,013,410
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006	1,500,000	1,520,460
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	2,000,000	2,028,380

		4,562,250

Colorado 10.2%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series RR-II-R-6514, 144A, 2.32%*, 12/1/2024 (b)	1,995,000	1,995,000
Colorado, Health Facilities Authority Revenue, Adventist Health, Sunbelt, Series B, 2.29%*, 11/15/2034, SunTrust Bank (c)	5,000,000	5,000,000
Colorado, State Education Loan Program, Tax & Revenue Anticipation Notes, Series A, 3.5%, 8/9/2005	6,215,000	6,219,776
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 2.45%*, 7/1/2029, Bank One Colorado NA (c)	2,615,000	2,615,000

		15,829,776

District of Columbia 5.3%
District of Columbia, General Obligation, Core City:
2.35%*, 3/1/2028, Bank of America NA (c)	1,670,000	1,670,000
Series A, 2.4%*, 6/1/2015 (b)	2,500,000	2,500,000
District of Columbia, Tax & Revenue Anticipation Notes, 3.5%, 9/30/2005	4,000,000	4,009,551

		8,179,551

Florida 3.9%
Jacksonville, FL, Capital Project Revenue, Series 1, 2.23%*, 10/1/2017 (b)	620,000	620,000
Lee County, FL, Airport Revenue, AMT, Series 811-X, 144A, 2.36%*, 10/1/2029 (b)	150,000	150,000
Pasco County, FL, School Board Certificates of Participation, 2.28%*, 8/1/2026 (b)	375,000	375,000
Reedy Creek, FL, Improvement District Florida Utilities Revenue, Series 986, 144A, 2.31%*, 10/1/2012 (b)	3,850,000	3,850,000
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc. Project, 2.29%*, 8/1/2022, SunTrust Bank (c)	1,000,000	1,000,000

		5,995,000

The accompanying notes are an integral part of the financial statements.

Investment Funds    11

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Georgia 1.6%
Fayette County, GA, Development Authority Educational Facilities Revenue, Catholic School Properties, Inc., Project, 2.29%*, 4/1/2024, Wachovia Bank (c)	100,000	100,000
La Grange, GA, Development Authority Revenue, La Grange College Project, 2.29%*, 6/1/2031, SunTrust Bank (c)	1,105,000	1,105,000
Roswell, GA, Housing Authority, Multi-Family Revenue, Post Canyon Project, 2.29%*, 6/1/2025	1,300,000	1,300,000

		2,505,000

Hawaii 7.1%
ABN AMRO Munitops, Certificates Trust, Series 2004-16, 144A, 2.33%*, 7/1/2012 (b)	4,000,000	4,000,000
Honolulu, HI, City & County, General Obligation, 2.5%, 8/16/2005	7,000,000	7,000,000

		11,000,000

Illinois 10.1%
Illinois, Development Finance Authority Revenue, Chicago Symphony Orchestra, 2.22%*, 12/1/2028, Northern Trust Company (c)	5,000,000	5,000,000
Illinois, Development Finance Authority Revenue, Goodman Theatre Project, 2.35%*, 12/1/2033, Bank One NA (c)	675,000	675,000
Illinois, Educational Facilities Authority Revenue, Shedd Aquarium Society, 2.1%, 7/11/2005	3,000,000	3,000,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 2.31%*, 11/15/2023 (b)	3,500,000	3,500,000
Illinois, Health Facilities Authority Revenue, The Carle Foundation, Series B, 2.28%*, 7/1/2028 (b)	1,600,000	1,600,000
Will & Kendall Counties, IL, Community School District No. 202, Series RR-II-R 4031, 144A, 2.32%*, 1/1/2023 (b)	1,930,000	1,930,000

		15,705,000

Indiana 6.2%
ABN AMRO Munitops, Certificates Trust, Series 2003-32, 144A, 2.33%*, 1/15/2012 (b)	3,000,000	3,000,000
Indiana, Health Facility Financing Authority Revenue, Ascension Health Credit, Series B, 2.18%*, 11/15/2039	3,600,000	3,600,000
Indiana, Transportation Finance Authority Highway Revenue:
Series 853, 144A, 2.31%*, 6/1/2017 (b)	900,000	900,000
Series B-21, 144A, 2.32%*, 12/1/2022 (b)	2,090,000	2,090,000

		9,590,000

Iowa 1.4%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 2.28%*, 7/1/2015 (b)	2,100,000	2,100,000

The accompanying notes are an integral part of the financial statements.

12   Investment Funds

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Kentucky 7.5%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 2.85%*, 8/1/2013, Credit Lyonnais (c)	1,800,000	1,800,000
Pendleton, KY, County Lease:
2.85%, 8/5/2005	2,000,000	2,000,000
2.9%, 9/7/2005	5,000,000	5,000,000
Somerset, KY, Blakley Family YMCA, Inc., Project, 2.34%*, 4/1/2015, Fifth Third Bank (c)	2,770,000	2,770,000

		11,570,000

Maryland 3.0%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 2.32%*, 1/1/2034, KBC Bank NV (c)	3,600,000	3,600,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 2.32%*, 10/15/2020	1,000,000	1,000,000

		4,600,000

Massachusetts 1.9%
Massachusetts, Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 2.37%*, 11/1/2022, KeyBank NA (c)	2,895,000	2,895,000

Michigan 2.3%
Detroit, MI, City School District, Series PT-1844, 144A, 2.31%*, 5/1/2011 (b)	1,535,000	1,535,000
Michigan, University of Michigan Hospital Revenue, Series A, 2.25%*, 12/1/2019	1,360,000	1,360,000
Oakland University, MI, Michigan Revenue Bond, 2.4%*, 3/1/2031 (b)	625,000	625,000

		3,520,000

New Jersey 0.6%
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 2.8%*, 3/1/2012	1,000,000	1,000,000

New York 1.9%
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, 2.35%*, 2/15/2030	3,000,000	3,000,000

The accompanying notes are an integral part of the financial statements.

Investment Funds    13

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

North Carolina 2.1%
North Carolina, Medical Care Community, Retirement Facilities Revenue, 1st Mortgage, United Methodist:
Series B, 2.3%*, 10/1/2008, Branch Banking & Trust (c)	2,300,000	2,300,000
Series B, 2.3%*, 10/1/2035, Branch Banking & Trust (c)	1,000,000	1,000,000

		3,300,000

Ohio 1.2%
Ohio, State Higher Educational Facility Community Revenue, Pooled Program:
Series A, 2.37%*, 9/1/2020, Fifth Third Bank (c)	645,000	645,000
Series C, 2.37%*, 9/1/2025, Fifth Third Bank (c)	1,250,000	1,250,000

		1,895,000

Pennsylvania 4.9%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 2.28%*, 7/15/2028	2,075,000	2,075,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 2.35%*, 6/1/2033, Allied Irish Bank PLC (c)	2,310,000	2,310,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, 2.85%*, 6/1/2014, Rabobank Nederland (c)	180,000	180,000
Pennsylvania, PA, State Higher Educational Facilities Authority Revenue, Drexel University, Series B, 2.28%*, 5/1/2033, Allied Irish Bank PLC (c)	50,000	50,000
Pennsylvania, PA, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 2.3%*, 8/1/2035, Citizens Bank of PA (c)	2,765,000	2,765,000
Pennsylvania, PA, State School District Revenue Lease, Public School Building Authority, Series A42, 144A, 1.8%*, 6/1/2028 (b)	300,000	300,000

		7,680,000

South Carolina 1.5%
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 2.34%*, 6/1/2019, Wachovia Bank NA (c)	2,275,000	2,275,000

Tennessee 2.1%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Municipal Bond Fund, 2.28%*, 7/1/2034, Bank of America NA (c)	2,700,000	2,700,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 2.28%*, 7/1/2034, Bank of America NA (c)	500,000	500,000

		3,200,000

The accompanying notes are an integral part of the financial statements.

14   Investment Funds

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Texas 23.7%
Arlington, TX, General Obligation, Series 760, 144A, 2.32%*, 2/15/2013 (b)	3,000,000	3,000,000
Austin, TX, Higher Education Authority Inc., University Revenue, Concordia University at Austin, 2.3%*, 4/1/2025, Wachovia Bank NA (c)	2,200,000	2,200,000
Corpus Christi, TX, Utility Systems Revenue, Series PT-1816, 144A, 2.33%*, 7/15/2010 (b)	2,305,000	2,305,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 2.31%*, 2/15/2022	6,700,000	6,700,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 2.31%*, 8/15/2023	3,000,000	3,000,000
Houston, TX, Tax & Revenue Anticipation Notes, 3.0%, 6/30/2005	1,800,000	1,800,000
Houston, TX, Water & Sewer Systems Revenue, Star Certificates, Series 2003-14, 144A, 2.31%*, 6/1/2026 (b)	495,000	495,000
North Texas, North Dallas Thruway System Authority Revenue, Series 05-8, 144A, 2.57%*, 7/1/2012 (b)	3,375,000	3,375,000
Texas, A & M University Revenue, Series 945, 144A, 2.32%*, 5/15/2013	1,460,000	1,460,000
Texas, Lower Colorado River Authority:
2.5%, 8/5/2005	4,000,000	4,000,000
2.78%, 8/4/2005	2,500,000	2,500,000
Texas, Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005	5,900,000	5,909,332

		36,744,332

Washington 2.3%
Port Tacoma, WA, State General Obligation, Core City, Series R-4036, 144A, 2.32%*, 12/1/2025 (b)	495,000	495,000
Spokane, WA, Public Facilities District Hotel, Motel & Sales Use Tax, Series R-2041, 144A, 1.7%*, 12/1/2023 (b)	3,150,000	3,150,000

		3,645,000

	% of
	Net Assets	Value ($)

Total Investment Portfolio (Cost $160,790,909) (a)	103.7	160,790,909
Other Assets and Liabilities, Net	(3.7)	(5,726,142)

Net Assets	100.0	155,064,767

*	Variable Rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2005.

(a)	The cost for federal income tax purposes was $160,790,909.

The accompanying notes are an integral part of the financial statements.

Investment Funds    15

(b)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio

Ambac Financial Group	5.4

Financial Guaranty Insurance Company	7.0

Financial Security Assurance Inc.	8.7

MBIA Corporation	6.8

(c)	Security incorporates a letter of credit or line of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

16   Investment Funds

Financial Statements

Statements of Assets and Liabilities as of June 30, 2005 (Unaudited)

	NY Tax Free	Tax Free
	Money Fund	Money Fund
Assets	Investment	Investment

Investments in securities, at amortized cost	$93,870,403	$160,790,909

Cash	1,098	—

Receivable for Investments sold	70,250	—

Interest receivable	316,231	975,125

Other assets	13,001	16,254

Total assets	94,270,983	161,782,288

Liabilities

Due to custodian bank	—	266,735

Payable for investments purchased	3,274,895	6,152,250

Dividends payable	87,451	170,911

Administration and service fee payable	44,129	79,594

Other accrued expenses and payables	43,504	48,031

Total liabilities	3,449,979	6,717,521

Net assets, at value	$90,821,004	$155,064,767

Net Assets

Net assets consist of:
Undistributed net investment income and distributions in excess of net investment income, respectively	25,571	(9)

Accumulated net realized gain (loss)	(604)	526

Paid-in capital	90,796,037	155,064,250

Net assets, at value	$90,821,004	$155,064,767

Net Asset Value

Net assets applicable to shares outstanding	$90,821,004	$155,064,767

Shares outstanding, ($.001 par value per share, unlimited number of shares authorized)	90,818,501	155,063,712

Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.

Investment Funds    17

Statements of Operations for the six months ended June 30, 2005 (Unaudited)

	NY Tax Free	Tax Free
	Money	Money
	Fund	Fund
Investment Income	Investment	Investment

Income:
Interest	$1,069,778	$1,719,791

Expenses:
Administration and service fees	294,765	462,222

Advisory fee	73,691	115,556

Auditing	17,889	18,514

Legal	21,218	17,323

Trustees’ fees and expenses	4,779	3,616

Reports to shareholders	6,575	11,388

Registration fees	9,732	10,666

Other	3,776	3,180

Total expenses, before expense reductions	432,425	642,465

Expense reductions	(65,277)	(66,193)

Total expenses, after expense reductions	367,148	576,272

Net investment income	702,630	1,143,519

Net realized gain (loss) on investment transactions	7	(2,053)

Net increase (decrease) in net assets resulting from operations	$702,637	$1,141,466

The accompanying notes are an integral part of the financial statements.

18   Investment Funds

Statement of Changes in Net Assets — NY Tax Free Money Fund Investment

	Six months
	ended June 30,	Year ended
	2005	December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2004

Operations:
Net investment income	$702,630	$436,636

Net realized gain (loss) on investment transactions	7	9,183

Net increase (decrease) in net assets resulting from operations	702,637	445,819

Distributions to shareholders from:
Net investment income	(702,636)	(436,714)

Fund share transactions:
Proceeds from shares sold	127,321,859	477,073,897

Reinvestment of distributions	204,362	137,967

Cost of shares redeemed	(146,915,519)	(455,652,178)

Net increase (decrease) in net assets from Fund share transactions	(19,389,298)	21,559,686

Increase (decrease) in net assets	(19,389,297)	21,568,791

Net assets at beginning of period	110,210,301	88,641,510

Net assets at end of period (including undistributed net investment income of $25,571 and $25,577, respectively)	$90,821,004	$110,210,301

Other Information

Shares outstanding at beginning of period	110,207,798	88,648,139

Shares sold	127,321,859	477,073,897

Shares issued to shareholders in reinvestment of distributions	204,362	137,967

Shares redeemed	(146,915,518)	(455,652,205)

Net increase (decrease) in Fund shares	(19,389,297)	21,559,659

Shares outstanding at end of period	90,818,501	110,207,798

The accompanying notes are an integral part of the financial statements.

Investment Funds    19

Statement of Changes in Net Assets — Tax Free Money Fund Investment

	Six months
	ended June 30,	Year ended
	2005	December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2004

Operations:
Net investment income	$1,143,519	$690,126

Net realized gain (loss) on investment transactions	(2,053)	24,554

Net increase (decrease) in net assets resulting from operations	1,141,466	714,680

Distributions to shareholders from:
Net investment income	(1,143,528)	(690,126)

Fund share transactions:
Proceeds from shares sold	412,766,350	741,308,274

Reinvestment of distributions	237,078	165,273

Cost of shares redeemed	(392,758,755)	(774,896,049)

Net increase (decrease) in net assets from Fund share transactions	20,244,673	(33,422,502)

Increase (decrease) in net assets	20,242,611	(33,397,948)

Net assets at beginning of period	134,822,156	168,220,104

Net assets at end of period (including distributions in excess of net investment income of $9 at June 30, 2005)	$155,064,767	$134,822,156

Other Information

Shares outstanding at beginning of period	134,819,039	168,241,303

Shares sold	412,766,350	741,308,274

Shares issued to shareholders in reinvestment of distributions	237,078	165,273

Shares redeemed	(392,758,755)	(774,895,811)

Net increase (decrease) in Fund shares	20,244,673	(33,422,264)

Shares outstanding at end of period	155,063,712	134,819,039

The accompanying notes are an integral part of the financial statements.

20   Investment Funds

Financial Highlights

NY Tax Free Money Fund Investment

Years Ended December 31,	2005[a]		2004	2003	2002	2001[b]	2000[b]

Selected Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.007		.005	.003	.006	.02	.03

Net realized and unrealized gain (loss) on investment transactions[c]	—		—	—	—	—	—

Total from investment operations	.007		.005	.003	.006	.02	.03

Less distributions from:
Net investment income	(.007)		(.005)	(.003)	(.006)	(.02)	(.03)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)[d]	.73	**	.47	.32	.65	1.89	3.23

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	91		110	89	113	110	86

Ratio of expenses before expense reductions (%)	.88	*	.88	.83	.82	.80[e]	.86[e]

Ratio of expenses after expense reductions (%)	.75	*	.75	.75	.75	.75[e]	.75[e]

Ratio of net investment income (%)	1.43	*	.49	.33	.65	1.86	3.19

[a]	For the six months ended June 30, 2005 (Unaudited).

[b]	The Financial Highlights prior to April 27, 2001 include the Fund’s information as a feeder fund to the NY Tax Free Money Portfolio for the respective periods.

[c]	Amount is less than $.0005 per share.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Includes expenses of the NY Tax Free Money Portfolio.

*	Annualized

**	Not annualized

Investment Funds    21

Financial Highlights

Tax Free Money Fund Investment

Years Ended December 31,	2005[a]		2004	2003	2002	2001[b]		2000[b]

Selected Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	.007		.005	.003	.007	.02		.03

Net realized and unrealized gain (loss) on investment transactions[c]	—		—	—	—	—		—

Total from investment operations	.007		.005	.003	.007	.02		.03

Less distributions from:
Net investment income	(.007)		(.005)	(.003)	(.007)	(.02)		(.03)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return (%)[d]	.73	**	.49	.33	.72	2.08		3.35

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	155		135	168	166	164		222

Ratio of expenses before expense reductions (%)	.83	*	.84	.80	.80	.79	[e]	.82	[e]

Ratio of expenses after expense reductions (%)	.75	*	.75	.75	.75	.75	[e]	.75	[e]

Ratio of net investment income (loss) (%)	1.48	*	.46	.32	.72	2.11		3.30

[a]	For the six months ended June 30, 2005 (Unaudited).

[b]	The Financial Highlights prior to April 27, 2001 include the Fund’s information as a feeder fund to the Tax Free Money Portfolio for the respective periods.

[c]	Amount is less than $.005 per share.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Includes expenses of the Tax Free Money Portfolio.

*	Annualized

**	Not annualized

22   Investment Funds

Notes to Financial Statements

Note 1—Organization and Significant Accounting Policies

A. Organization

Scudder Advisor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company organized as a Massachusetts business trust. NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (each a “Fund,” and collectively, the “Funds”) are two of the funds the Trust offers to investors.

Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

B. Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

D. Distributions of Income

The net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

The tax character of current year distributions, if any, will be determined at the end of current fiscal year.

Investment Funds    23

E. Contingencies

In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

F. Other

Investment transactions are accounted for on a trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributed to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”) is the Advisor for each Fund and Investment Company Capital Corp. (“ICCC” or the “Administrator”) is the Administrator for each Fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. Under the Advisory Agreement, each Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the six months ended June 30, 2005, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of each Fund, to the extent necessary, to limit expenses to 0.75% of the average daily net assets of each Fund. Accordingly, for the six months ended June 30, 2005 each Fund did not impose a portion of its Advisory fee as follows:

	Advisory	Amount	Annualized
	Fee	Waived	Effective Rate

NY Tax Free Money Fund Investment	$73,691	$63,970	0.02%

Tax Free Money Fund Investment	$115,556	$64,688	0.07%

ICCC serves as Administrator and receives a fee based on each Fund’s average daily net assets which is calculated daily and paid monthly at the annualized rate of 0.60%.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. “DeIM”), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting

24   Investment Funds

and regulatory filing services to the Funds. For the six months ended June 30, 2005, the amount charged to each Fund by DeIM included in the reports to shareholders are as follows:

	Total	Unpaid at
	Aggregated	June 30, 2005

NY Tax Free Money Fund Investment	$7,560	$2,640

Tax Free Money Fund Investment	$7,560	$2,640

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3—Expense Reductions

For the six months ended June 30, 2005, the Advisor agreed to reimburse NY Tax Free Money Fund $1,307 and Tax Free Money Fund Investment $1,505, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Note 4—Concentration of Ownership

From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.

For the six months ended June 30, 2005, there was one shareholder who held approximately 14% of the outstanding shares of Tax Free Money Fund Investment.

Note 5—Line of Credit Agreement

The Funds and several other affiliated funds (the “Participants”) share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets,

Investment Funds    25

among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 5 percent of its net assets under this agreement.

Note 6—Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

26   Investment Funds

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAm funds and services via touchtone telephone and the ability to exchange or redeem shares.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.

Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210

Proxy Voting	A description of the fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type ‘proxy voting‘ in the search field) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment

Nasdaq Symbol	BNYXX	BTXXX

CUSIP Number	81111R 304	81111R 205

Fund Number	844	839

Investment Funds    27

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Deutsche Asset Management mutual funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients’ information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Deutsche Asset Management

Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

28   Investment Funds

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808

NTXMFREESA

39194 (8/05)

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         NY Tax Free Money Fund Investment and Tax
                                    Free Money Fund Investment, a series of
                                    Scudder Advisor Funds

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         NY Tax Free Money Fund Investment and Tax
                                    Free Money Fund Investment, a series of
                                    Scudder Advisor Funds

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 26, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 26, 2005